COMMON STOCK (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	Apr. 28, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 16, 2023	Jun. 30, 2023	Feb. 08, 2023	Feb. 07, 2023
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock				$ 10,000	$ 0
[custom:CommonStockToBeIssued-0]		$ 81,495		81,495			$ 0
Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
[custom:LossOnConversionOfStock]		165,520		306,373
Third Party [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount						$ 85,000
[custom:CommonStockToBeIssued-0]		$ 71,495		$ 71,495
Series C Preferred Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted		77,790	75,138	152,928
[custom:LossOnConversionOfStock]			$ 140,853
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock				$ 10,000
Common Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued		136,597,058	53,371,284	189,968,342
Quick Capital LLC [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount									$ 60,556
Quick Capital LLC [Member] | Note Payable [Member]
Class of Stock [Line Items]
Debt Conversion, Original Debt, Amount				$ 21,898
Debt Conversion, Converted Instrument, Shares Issued				21,582,313
AES Capital Management LLC [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount								$ 38,000
AES Capital Management LLC [Member] | Note Payable [Member]
Class of Stock [Line Items]
Debt Conversion, Original Debt, Amount				$ 12,500
Debt Conversion, Converted Instrument, Shares Issued				6,105,029
Rock Bay Partners [Member]
Class of Stock [Line Items]
Debt Conversion, Original Debt, Amount	$ 53,217
Debt Conversion, Converted Instrument, Shares Issued	33,333,000
Debt Instrument, Face Amount	$ 75,000
Rock Bay Partners [Member] | Note Payable [Member]
Class of Stock [Line Items]
Debt Conversion, Original Debt, Amount				$ 13,917
Debt Conversion, Converted Instrument, Shares Issued				26,333,000